Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Note 4)	$ 872,343,615	$ 752,734,444
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Note 4)	466,403,510	435,511,567
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Note 4)	404,366,455	346,467,182
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Note 4)	62,037,055	89,044,385
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Note 4)	466,403,510	435,511,567
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Note 4)	404,366,455	346,467,182
Quoted Prices in Active Markets for Identical Assets (Level 1) | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Note 4)	62,037,055	89,044,385
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Note 4)	0	0
Significant Other Observable Inputs (Level 2) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Note 4)	0	0
Significant Other Observable Inputs (Level 2) | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Note 4)	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Note 4)	0	0
Significant Unobservable Inputs (Level 3) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Note 4)	0	0
Significant Unobservable Inputs (Level 3) | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Note 4)	0	0
NAV | Common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value (Note 4)	$ 405,940,105	$ 317,222,877